WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 25.1%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.941%	6/21/20	200,980,000	ARS	$872,838	(a)(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	183,730,000	ARS	667,623	(a)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		537,773
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		6,322,161
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		964,880
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		315,484
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,130,000		481,872
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		940,750	(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		712,250	(c)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		832,200	(c)

Total Argentina					12,647,831

Brazil - 4.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	16,802,797
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	209,178,000	BRL	54,794,517
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,258,000	BRL	3,390,495
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	7,060,000		7,524,195
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,504,948
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		9,224,690

Total Brazil					95,241,642

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	1

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 0.9%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	$20,407,760	(d)

Colombia - 0.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		613,717

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	4,670,000		3,655,898	(c)

Egypt - 0.0%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,234,435	(c)

Indonesia - 2.2%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,032,933	(d)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	594,513,000,000	IDR	42,329,916
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	100,987,000,000	IDR	7,216,074

Total Indonesia					50,578,923

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,552,726	(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	2,910,000		3,051,758	(c)

Total Kenya					7,604,484

Mexico - 11.0%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	20,336,893
Mexican Bonos, Bonds	8.000%	11/7/47	3,400,030,000	MXN	187,319,849
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	18,493,982
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	17,501,931
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,462,194
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,695,810

Total Mexico					250,810,659

See Notes to Schedule of Investments.

2	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		$4,949,499	(c)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		745,842
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,685,336

Total Peru					4,431,178

Russia - 5.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	746,890,000	RUB	11,969,626
Russian Federal Bond - OFZ	7.000%	8/16/23	992,840,000	RUB	15,954,649
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	11,123,175
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	10,583,953
Russian Federal Bond - OFZ	7.050%	1/19/28	1,249,561,000	RUB	20,405,871
Russian Federal Bond - OFZ	6.900%	5/23/29	997,790,000	RUB	16,171,208
Russian Federal Bond - OFZ	7.650%	4/10/30	1,897,220,000	RUB	32,391,921
Russian Federal Bond - OFZ	7.250%	5/10/34	93,150,000	RUB	1,539,132

Total Russia					120,139,535

TOTAL SOVEREIGN BONDS (Cost - $611,564,068)					572,315,561

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 18.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.888%	6/25/47	5,259,121		4,653,840	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.011%	8/10/45	18,555,279		11,977,266	(b)(c)
Banc of America Funding Corp., 2015-R3 1A2	2.301%	3/27/36	30,038,969		24,730,843	(b)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	1.913%	5/26/37	10,533,103		9,358,781	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	2.395%	3/27/36	17,034,649		15,627,357	(b)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000		26,149,117

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	3

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	1.687%	11/26/36	12,265,001	$12,053,334	(b)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	2.273%	1/26/36	26,650,000	24,712,500	(b)(c)
Commercial Mortgage Pass-Through Trust, 2013-CR7 XA, IO	1.358%	3/10/46	8,539,981	266,562	(b)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	720,000	763,535	(b)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.704%	6/15/38	23,040	12,632	(b)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474	1,191,012
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,546,579	989,811	(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.050%	1/27/36	4,236,684	4,127,334	(b)(c)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	530,000	504,467	(c)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	1,012,433	(c)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	7.385%	7/15/32	16,100,000	15,942,510	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	7.810%	4/15/36	3,840,891	1,120,888	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.308%	12/25/42	2,610,000	2,816,879	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.458%	4/25/43	25,400,000	26,588,684	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.458%	4/25/43	17,806,343	21,611,518	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.708%	7/25/25	515,710	$545,949	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.958%	1/25/29	14,280,000	15,137,632	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.558%	10/25/29	16,410,000	18,580,114	(b)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	2,207,520	449,795	(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	409,660	292,635	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.644%	5/16/55	10,912,008	401,687	(b)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	2.433%	11/26/37	15,882,574	14,532,110	(b)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	1.978%	11/25/36	20,624,349	16,560,446	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.599%	11/15/47	3,940,000	4,058,680	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,992,456	4,676,115
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.006%	2/12/49	2,543,935	1,657,058	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.650%	2/15/51	18,839	17,989	(b)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.983%	9/15/20	1,992,414	1,987,126	(b)(c)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	8.915%	9/15/28	5,545,947	5,588,002	(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	5

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,660,483	$1,042,121	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	725,655	455,421	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	344,690	149,044	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	142,472	99,731
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	73,388	73,341
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.773%	4/18/24	25,140,000	25,201,945	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.555%	5/27/23	37,660,162	37,946,176	(b)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	4.164%	10/27/22	24,943,074	25,149,503	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,447,932	1,273,489	(c)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	3.323%	12/26/37	21,190,273	19,417,346	(b)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.258%	5/25/37	8,360,067	6,587,025	(b)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	5.392%	7/25/36	19,163,072	4,258,226	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,042,652
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,346,228
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,649,440	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $393,943,743)				416,388,329

See Notes to Schedule of Investments.

6	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 13.2%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	$3,276,390	(c)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	412,000	(c)

Total Diversified Telecommunication Services				3,688,390

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000	1,057,179
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,123,099

Total Entertainment				4,180,278

Media - 1.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	9,040,000	9,673,026	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	385,000	391,016
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,686,962	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,270,577	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	671,675
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	109,755
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,665,825
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,110,000	1,152,305
Virgin Media Secured Finance
PLC, Senior Secured Notes	5.500%	8/15/26	880,000	927,126	(c)

Total Media				24,548,267

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	7

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	$2,043,988
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	411,496	(c)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	213,278	(c)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	290,000	346,557
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,513,358	(c)
Sprint Corp., Senior Notes	7.250%	9/15/21	5,137,000	5,459,347
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	617,050
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,165,959

Total Wireless Telecommunication Services				12,771,033

TOTAL COMMUNICATION SERVICES				45,187,968

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.1%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,822,302

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	3,034,543	(c)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,675,301

Total Diversified Consumer Services				4,709,844

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	970,000	994,250	(c)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	342,319
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,160,882
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	236,995
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,793,908
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,469,000	1,490,668	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,722,284	(c)

Total Hotels, Restaurants & Leisure				10,741,306

See Notes to Schedule of Investments.

8	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.4%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	$1,605,387
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	172,246
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	663,780
Lennar Corp., Senior Notes	5.000%	6/15/27	500,000	542,049
Lennar Corp., Senior Notes	4.750%	11/29/27	3,000,000	3,240,075
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,934,018
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	126,000	126,394

Total Household Durables				8,283,949

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	474,745	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,961,647	(c)

Total Textiles, Apparel & Luxury Goods				2,436,392

TOTAL CONSUMER DISCRETIONARY				28,993,793

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,256,701
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	319,922
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,729,575
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,078,980	(c)

Total Beverages				8,385,178

Food Products - 0.2%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	3,176,000	3,266,054	(c)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	614,069	(c)

Total Food Products				3,880,123

TOTAL CONSUMER STAPLES				12,265,301

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	9

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	1,820,000	$1,685,320
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,070,000	1,872,716	(c)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	691,178
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,707,741
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,791,919
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,864
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	576,350	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,615,952	(c)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	10,309	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	409,953
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,926,980
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,853,783
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	780,000	730,762
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	954,000	877,680
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	57,230,000	62,984,476
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,786,698
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	1,005,935
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	292,029
QEP Resources Inc., Senior Notes	6.875%	3/1/21	150,000	152,565
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	540,575
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,560,000	2,230,374
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,310,000	1,070,925
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,448,407

See Notes to Schedule of Investments.

10	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	$1,334,837
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	737,852
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	856,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,742,613	(c)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	898,328	(c)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,320,000	1,210,770
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	410,000	285,975
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	246,358
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	195,140
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,656,737
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	61,969
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	360,229

TOTAL ENERGY				103,881,950

FINANCIALS - 0.9%
Banks - 0.3%
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,828,068
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	765,906
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,086,500

Total Banks				5,680,474

Consumer Finance - 0.0%
Navient Corp., Senior Notes	8.000%	3/25/20	56,000	56,884

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	11

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	$2,938,198
DAE Funding LLC, Senior Notes	5.750%	11/15/23	820,000	865,441	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	3,482,262	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,270,639	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,111,646	(c)

Total Diversified Financial Services				11,668,186

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,082,230	(c)

TOTAL FINANCIALS				19,487,774

HEALTH CARE - 2.5%
Health Care Providers & Services - 1.1%
Centene Corp., Senior Notes	4.750%	5/15/22	2,460,000	2,515,334
Centene Corp., Senior Notes	6.125%	2/15/24	2,630,000	2,736,844
Centene Corp., Senior Notes	4.750%	1/15/25	230,000	239,515	(c)(f)
Centene Corp., Senior Notes	5.375%	6/1/26	850,000	904,209	(c)
DaVita Inc., Senior Notes	5.000%	5/1/25	50,000	51,709
Fresenius Medical Care U.S.
Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,294,310	(c)
Fresenius Medical Care U.S.
Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,482,898	(c)
HCA Inc., Senior Notes	5.375%	2/1/25	330,000	365,472
HCA Inc., Senior Notes	5.875%	2/15/26	130,000	147,066
HCA Inc., Senior Notes	5.375%	9/1/26	1,900,000	2,109,047
HCA Inc., Senior Notes	5.625%	9/1/28	1,310,000	1,483,608
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,522
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,871,957
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	967,585
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	746,833
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	100,692
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	97,258
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,174,873

Total Health Care Providers & Services				24,300,732

See Notes to Schedule of Investments.

12	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,100,000	$1,261,958	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	942,071	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,590,000	1,796,700	(c)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	420,000	471,525	(c)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	130,000	136,175	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	17,337,000	17,043,138
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	220,000	215,998
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,470,000	4,331,430
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	5,360,000	5,467,200	(c)

Total Pharmaceuticals				31,666,195

TOTAL HEALTH CARE				55,966,927

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,651,623	(c)

Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	36,964	40,675

Commercial Services & Supplies - 0.3%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,883,951
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	4,246,374
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	106,502

Total Commercial Services & Supplies				6,236,827

TOTAL INDUSTRIALS				7,929,125

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,176,250	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	13

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.9%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	$1,253,147	(c)

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	957,775	(c)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	324,722
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,008,300
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,000,000	1,097,847
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,322,237	(c)

Total Containers & Packaging				4,710,881

Metals & Mining - 0.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,588,000	1,675,324	(c)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,990,000	2,168,747	(c)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	350,000	377,938	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	268,000	270,010
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,430,000	5,226,918
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	564,724
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	264,721
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,719,829

Total Metals & Mining				12,268,211

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	3,400,000	3,435,411

TOTAL MATERIALS				21,667,650

See Notes to Schedule of Investments.

14	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	250,000	$202,506
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,283,613

TOTAL REAL ESTATE				1,486,119

TOTAL CORPORATE BONDS & NOTES (Cost - $278,799,671)				300,042,857

SENIOR LOANS - 12.9%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.549%	3/1/27	7,494,750	7,502,949	(b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.265%	1/31/28	8,844,101	8,854,546	(b)(g)(h)

Total Diversified Telecommunication Services				16,357,495

Entertainment - 0.1%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.702%	10/7/24	2,645,039	2,651,789	(b)(g)(h)

Media - 1.1%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.452%	11/18/24	3,532,620	3,551,724	(b)(g)(h)
Charter Communications Operating LLC, Term Loan B1 (3 mo. USD LIBOR + 1.750%)	3.550%	4/30/25	2,082,632	2,093,417	(b)(g)(h)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	4.960%	8/24/26	1,830,000	1,840,272	(b)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	4,485,143	4,521,024	(b)(g)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.750%)	4.452%	9/18/26	1,000,000	1,005,089	(b)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.453%	1/31/26	3,301,073	3,270,469	(b)(g)(h)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	15

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	3/15/24	7,202,565	$7,063,765	(b)(g)(h)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.265%	4/15/25	2,248,000	2,247,188	(b)(g)(h)

Total Media				25,592,948

Wireless Telecommunication Services - 0.1%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.250%	2/2/24	2,137,894	2,116,515	(b)(g)(h)

TOTAL COMMUNICATION SERVICES				46,718,747

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.202%	4/30/26	7,870,000	7,862,618	(b)(g)(h)

Commercial Services & Supplies - 0.1%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.460%	12/6/25	1,419,275	1,433,468	(b)(g)(h)(j)

Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.035%	9/23/26	7,684,676	7,608,790	(b)(g)(h)

Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.452%	11/19/26	2,249,650	2,251,337	(b)(g)(h)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	7/31/24	5,289,621	5,279,168	(b)(g)(h)(j)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.452%	3/11/25	4,970,738	4,984,383	(b)(g)(h)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	3.848%	9/15/23	658,504	661,559	(b)(g)(h)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.452%	12/23/24	4,788,833	$4,761,896	(b)(g)(h)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.702%	11/30/23	4,476,087	4,503,261	(b)(g)(h)(i)
Golden Nugget Inc., Term Loan B	4.452-4.716%	10/4/23	3,701,145	3,707,507	(b)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.458%	6/22/26	4,687,300	4,715,719	(b)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	4.702%	5/15/26	4,399,235	4,429,022	(b)(g)(h)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.452%	8/14/24	9,535,655	9,511,816	(b)(g)(h)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.210%	6/8/23	2,648,751	2,658,679	(b)(g)(h)

Total Hotels, Restaurants & Leisure				47,464,347

Specialty Retail - 0.3%
Academy Ltd., Initial Term Loan	5.781-5.785%	7/1/22	2,144,042	1,620,895	(b)(g)(h)
Michaels Stores Inc., 2018 New Replacement Term Loan B	4.202-4.208%	1/30/23	1,957,208	1,859,837	(b)(g)(h)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.210%	8/19/22	2,644,369	2,370,016	(b)(g)(h)

Total Specialty Retail				5,850,748

TOTAL CONSUMER DISCRETIONARY				70,219,971

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.452%	11/17/25	732,953	738,905	(b)(g)(h)
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.452%	8/17/26	3,124,760	3,149,311	(b)(g)(h)

Total Food & Staples Retailing				3,888,216

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	17

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A	6.000%	5/24/24	34,694	$34,824	(b)(g)(h)

TOTAL CONSUMER STAPLES				3,923,040

FINANCIALS - 2.4%
Capital Markets - 0.6%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.656%	9/30/24	1,845,375	1,846,529	(b)(g)(h)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.972%	7/21/25	3,702,025	3,691,382	(b)(g)(h)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	12/2/24	2,761,837	2,763,850	(b)(g)(h)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.202%	7/3/24	1,794,001	1,804,092	(b)(g)(h)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.702%	3/27/23	3,153,349	3,174,041	(b)(g)(h)

Total Capital Markets				13,279,894

Diversified Financial Services - 1.3%
Citadel Securities LP, Term Loan (1 mo. USD LIBOR + 3.500%)	5.202%	2/27/26	2,493,734	2,496,852	(b)(g)(h)(j)
Intelsat Jackson Holdings SA, Term Loan B3 (6 mo. USD LIBOR + 3.750%)	5.682%	11/27/23	2,310,000	2,279,681	(b)(g)(h)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.702%	8/25/22	5,283,317	5,256,900	(b)(g)(h)
LPL Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.450%	11/11/26	729,586	732,930	(b)(g)(h)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	7/10/25	366,259	368,448	(b)(g)(h)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.460%	2/1/23	2,656,219	2,538,349	(b)(g)(h)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.452%	11/16/26	3,523,195	3,531,563	(b)(g)(h)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.960%	4/29/26	12,187,179	12,261,448	(b)(g)(h)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.044%	3/1/26	731,013	730,861	(b)(g)(h)(i)

Total Diversified Financial Services				30,197,032

See Notes to Schedule of Investments.

18	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.5%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	4.702%	8/4/22	6,338,900	$6,357,391	(b)(g)(h)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.702%	11/3/24	4,710,096	4,719,907	(b)(g)(h)

Total Insurance				11,077,298

TOTAL FINANCIALS				54,554,224

HEALTH CARE - 2.5%
Health Care Providers & Services - 1.5%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	4.972%	4/28/22	1,798,220	1,703,253	(b)(g)(h)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	3.452%	3/13/25	1,236,695	1,243,761	(b)(g)(h)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.202%	8/18/22	2,813,466	2,820,207	(b)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	11/16/25	10,621,529	10,686,809	(b)(g)(h)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	6/7/23	9,907,116	9,489,155	(b)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	8/6/26	4,925,701	4,850,279	(b)(g)(h)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.270%	3/5/26	3,162,075	3,182,824	(b)(g)(h)

Total Health Care Providers & Services				33,976,288

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	19

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.8%
AthenaHealth Inc., First Lien Term Loan B	6.258-6.401%	2/11/26	8,805,750	$8,813,015	(b)(g)(h)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.202%	3/1/24	9,350,686	9,361,542	(b)(g)(h)

Total Health Care Technology				18,174,557

Pharmaceuticals - 0.2%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.765%	6/2/25	4,940,884	4,969,017	(b)(g)(h)

TOTAL HEALTH CARE				57,119,862

INDUSTRIALS - 0.9%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.474%	1/15/25	5,896,500	5,930,127	(b)(g)(h)

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC, Delayed Draw Term Loan	—	7/10/26	259,080	258,648	(i)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	2,616,706	2,612,344	(b)(g)(h)
APi Group DE Inc., Initial Term Loan B	—	10/1/26	3,830,000	3,855,734	(i)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	2,770,000	2,767,668	(b)(g)(h)

Total Commercial Services & Supplies				9,494,394

Road & Rail - 0.1%
Genesee & Wyoming Inc., Term Loan	—	11/6/26	1,390,000	1,401,294	(i)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan	4.250-4.313%	8/15/25	3,160,000	3,177,737	(b)(g)(h)

Transportation Infrastructure - 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/31/22	560,000	562,625	(b)(g)(h)

TOTAL INDUSTRIALS				20,566,177

See Notes to Schedule of Investments.

20	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.2%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.452%	9/30/24	5,313,120	$5,323,082	(b)(g)(h)

Software - 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.702%	10/16/26	7,450,000	7,404,987	(b)(g)(h)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.710%	9/19/25	3,345,287	3,367,657	(b)(g)(h)

Total Software				10,772,644

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.531%	4/29/23	3,738,419	3,740,756	(b)(g)(h)

TOTAL INFORMATION TECHNOLOGY				19,836,482

MATERIALS - 0.6%
Containers & Packaging - 0.6%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.758%	10/1/22	5,101,998	5,124,319	(b)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	2/6/23	8,251,116	8,277,759	(b)(g)(h)

TOTAL MATERIALS				13,402,078

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.702%	3/21/25	3,863,560	3,880,464	(b)(g)(h)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.716%	12/20/24	950,000	954,651	(b)(g)(h)

Total Equity Real Estate Investment Trusts (REITs)				4,835,115

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.952%	4/18/24	3,408,929	3,419,278	(b)(g)(h)

TOTAL REAL ESTATE				8,254,393

TOTAL SENIOR LOANS (Cost - $295,312,245)				294,594,974

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	21

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 4.3%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.108%	7/25/36	29,550,000	$27,928,586	(b)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.208%	10/25/37	8,350,000	8,546,293	(b)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	1.858%	8/25/36	17,046,034	8,341,269	(b)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	2.608%	1/25/35	4,725,750	4,578,339	(b)(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	1.948%	5/25/37	25,250,000	21,636,101	(b)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.341%	4/15/29	2,000,000	2,000,548	(b)(c)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.224%	1/22/35	15,511,709	15,812,225	(b)(c)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.058%	8/25/36	8,810,000	8,642,691	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $95,243,787)				97,486,052

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.9%
U.S. Government Obligations - 3.9%
U.S. Treasury Bonds	3.750%	11/15/43	16,700,000	21,564,527
U.S. Treasury Bonds	2.750%	8/15/47	51,390,000	57,172,379
U.S. Treasury Notes	2.625%	7/31/20	3,550,000	3,572,395
U.S. Treasury Notes	1.875%	4/30/22	30,000	30,188
U.S. Treasury Notes	1.750%	7/31/24	4,520,000	4,544,719
U.S. Treasury Notes	1.500%	9/30/24	1,380,000	1,371,671
U.S. Treasury Notes	1.500%	10/31/24	190,000	188,838
U.S. Treasury Notes	2.250%	11/15/25	760,000	783,750

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $78,685,942)				89,228,467

See Notes to Schedule of Investments.

22	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Call @ $67.50	12/6/19	94	94,000	$28,200
Australian Dollar Futures, Call @ $68.00	12/6/19	329	329,000	23,030
Australian Dollar Futures, Call @ $69.00	12/6/19	143	143,000	2,860
Australian Dollar Futures, Call @ $68.00	1/3/20	93	93,000	30,690
Australian Dollar Futures, Call @ $68.50	1/3/20	98	98,000	16,660
Canadian Dollar Futures, Put @ $75.50	1/3/20	94	94,000	40,420
Euro Futures, Call @ $1.10	12/6/19	94	11,750,000	44,650
Euro Futures, Call @ $1.11	12/6/19	95	11,875,000	4,750
Euro Futures, Call @ $1.13	12/6/19	51	6,375,000	638
Euro Futures, Call @ $1.11	1/3/20	139	17,375,000	93,825
Euro Futures, Put @ $1.12	12/6/19	47	5,875,000	73,438
Euro-Bund Futures, Call @ 180.00EUR	1/24/20	8,000	800,000,000	176,272
U.S. Treasury 2-Year Notes Futures, Put @ $107.13	1/24/20	1,200	2,400,000	37,500
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	2/21/20	4,093	4,093,000	95,932
U.S. Treasury 5-Year Notes Futures, Put @ $114.75	2/21/20	4,907	4,907,000	153,344
U.S. Treasury 10-Year Notes Futures, Call @ $142.00	2/21/20	3,000	3,000,000	46,875
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00	1/24/20	1,800	1,800,000	84,375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				953,459

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	23

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.33 Index, Put @ 100.00bps	Bank of America N.A.	12/18/19	250,000,000	250,000,000	$161
U.S. Dollar/Australian Dollar, Put @ $0.70	BNP Paribas SA	12/5/19	116,970,000	116,970,000	41

TOTAL OTC PURCHASED OPTIONS					202

TOTAL PURCHASED OPTIONS (Cost - $2,047,105)					953,661

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,755,596,561)					1,771,009,901

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 15.8%
U.S. GOVERNMENT AGENCIES - 14.0%
Federal Home Loan Bank (FHLB), Discount Notes		1.481%	12/26/19	30,000,000	29,968,600	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.537%	1/10/20	205,000,000	204,649,108	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.563%	1/29/20	30,000,000	29,923,633	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes		1.517%	1/2/20	55,000,000	54,925,169	(k)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $319,412,697)					319,466,510

				SHARES
OVERNIGHT DEPOSITS - 1.8%
BNY Mellon Cash Reserve Fund (Cost - $40,497,171)		0.250%		40,497,171	40,497,171

TOTAL SHORT-TERM INVESTMENTS (Cost - $359,909,868)					359,963,681

TOTAL INVESTMENTS - 93.6% (Cost - $2,115,506,429)					2,130,973,582
Other Assets in Excess of Liabilities - 6.4%					145,843,581

TOTAL NET ASSETS - 100.0%					$2,276,817,163

See Notes to Schedule of Investments.

24	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of November 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CNH	— Chinese Offshore Yuan
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	25

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro Futures, Call	12/6/19	$1.12		141	17,625,000	$(3,525)
Euro Futures, Call	12/6/19	1.12		47	5,969,000	(588)
Euro Futures, Call	1/3/20	1.12		47	5,875,000	(11,750)
Euro-Bund Futures, Call	12/20/19	174.00	EUR	264	26,400,000	(81,438)
Euro-Bund Futures, Call	12/20/19	175.00	EUR	307	30,700,000	(33,822)
Euro-Bund Futures, Put	12/20/19	171.50	EUR	44	4,400,000	(8,725)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $583,980)						$(139,848)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

EUR	— Euro

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,717	6/20	$664,074,468	$668,246,150	$4,171,682
90-Day Eurodollar	4,017	12/20	989,246,146	988,884,975	(361,171)
90-Day Eurodollar	1,553	3/21	380,016,561	382,581,550	2,564,989
Australian Dollar	1,320	12/19	90,594,160	89,324,399	(1,269,761)
British Pound	600	12/19	46,769,454	48,513,750	1,744,296
Canadian Dollar	362	12/19	27,509,982	27,254,980	(255,002)
Canadian Dollar	39	3/20	2,953,568	2,937,870	(15,698)
Euro	545	12/19	75,470,047	75,121,437	(348,610)
Euro-Bobl	249	12/19	37,401,568	36,847,106	(554,462)
Euro-BTP	1,490	12/19	237,168,939	231,932,198	(5,236,741)
Euro-BTP	325	3/20	51,329,040	51,305,342	(23,698)
Japanese Yen	154	12/19	18,074,763	17,607,013	(467,750)
Mexican Peso	2,001	12/19	50,497,365	51,045,510	548,145
Russian Ruble	799	12/19	29,959,348	31,001,200	1,041,852
U.S. Treasury 2-Year Notes	1,146	3/20	247,151,926	247,061,485	(90,441)
U.S. Treasury 5-Year Notes	8,911	3/20	1,060,562,617	1,060,130,531	(432,086)
U.S. Treasury Long-Term Bonds	1,617	3/20	257,661,641	257,052,469	(609,172)
U.S. Treasury Ultra Long-Term Bonds	2,525	3/20	473,586,455	473,989,844	403,389

					809,761

See Notes to Schedule of Investments.

26	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
10 Year U.K. Gilt	1,631	3/20	$280,174,310	$280,051,094	$123,216
90-Day Euro Dollar	723	12/19	177,296,489	177,302,193	(5,704)
Australian Dollar	73	3/20	4,954,927	4,951,590	3,337
Euro	61	3/20	8,446,385	8,461,081	(14,696)
Euro-Bund	7,007	3/20	1,335,637,987	1,336,033,231	(395,244)
Euro-Buxl	354	12/19	86,128,191	81,229,575	4,898,616
Euro-OAT	267	12/19	50,619,512	49,300,194	1,319,318
Japanese 10-Year Bonds	93	12/19	131,722,768	130,134,576	1,588,192
U.S. Treasury 10-Year Notes	2,640	3/20	342,081,696	341,508,763	572,933

					8,089,968

Net unrealized appreciation on open futures contracts					$8,899,729

At November 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	1,292,892,733,489	USD	89,771,749	Barclays Bank PLC	1/17/20	$1,441,558
INR	6,464,659,626	USD	90,241,279	Barclays Bank PLC	1/17/20	(527,995)
MXN	1,607,548,677	USD	80,155,803	Barclays Bank PLC	1/17/20	1,487,698
USD	37,913,190	CNY	270,340,000	Barclays Bank PLC	1/17/20	(498,273)
USD	1,094,619	COP	3,841,181,900	Barclays Bank PLC	1/17/20	5,517
USD	50,091,008	EUR	45,220,000	Barclays Bank PLC	1/17/20	87,783
USD	23,462,258	JPY	2,493,967,667	Barclays Bank PLC	1/17/20	589,996
USD	24,206,223	EUR	21,902,417	BNP Paribas SA	1/17/20	(12,961)
USD	201,136,673	EUR	179,573,488	BNP Paribas SA	1/17/20	2,568,484
BRL	479,160,000	USD	114,598,680	Citibank N.A.	1/17/20	(1,818,256)
BRL	541,343,308	USD	129,249,099	Citibank N.A.	1/17/20	(1,832,521)
CAD	130,349,947	USD	98,753,701	Citibank N.A.	1/17/20	(580,329)
CAD	341,490,000	USD	258,832,001	Citibank N.A.	1/17/20	(1,637,999)
EUR	2,000,000	USD	2,211,820	Citibank N.A.	1/17/20	(267)
EUR	7,000,000	USD	7,740,558	Citibank N.A.	1/17/20	(121)
EUR	10,000,000	USD	11,192,220	Citibank N.A.	1/17/20	(134,452)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	27

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,000,000	USD	22,424,300	Citibank N.A.	1/17/20	$(308,765)
GBP	19,529,000	USD	25,194,812	Citibank N.A.	1/17/20	112,550
GBP	61,719,586	USD	75,707,404	Citibank N.A.	1/17/20	4,274,157
RUB	1,022,671,009	USD	15,753,516	Citibank N.A.	1/17/20	34,464
USD	55,717,049	AUD	82,900,185	Citibank N.A.	1/17/20	(432,603)
USD	31,824,286	CNY	227,480,000	Citibank N.A.	1/17/20	(497,381)
USD	2,578,997	EUR	2,300,000	Citibank N.A.	1/17/20	35,711
USD	3,348,480	EUR	3,000,000	Citibank N.A.	1/17/20	31,150
USD	4,468,600	EUR	4,000,000	Citibank N.A.	1/17/20	45,493
USD	6,654,270	EUR	6,000,000	Citibank N.A.	1/17/20	19,609
USD	7,780,080	EUR	7,000,000	Citibank N.A.	1/17/20	39,643
USD	52,648,462	EUR	47,710,000	Citibank N.A.	1/17/20	(108,147)
USD	77,605,269	EUR	69,147,801	Citibank N.A.	1/17/20	1,143,238
USD	2,580,786	GBP	2,000,000	Citibank N.A.	1/17/20	(10,986)
ZAR	284,980,000	USD	18,542,521	Citibank N.A.	1/17/20	763,406
EUR	3,000,000	USD	3,350,802	JPMorgan Chase & Co.	1/17/20	(33,472)
EUR	6,000,000	USD	6,681,360	JPMorgan Chase & Co.	1/17/20	(46,699)
TWD	20,237,600	USD	657,834	JPMorgan Chase & Co.	1/17/20	6,981
USD	29,201,071	CNH	208,300,000	JPMorgan Chase & Co.	1/17/20	(384,069)
USD	69,368,673	PHP	3,638,595,000	JPMorgan Chase & Co.	1/17/20	(2,125,103)

Total						$1,697,039

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

28	Western Asset SMASh Series EC Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

At November 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$603,397	$2,408,581
	1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	768,925	2,342,521
	27,390,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(335,824)	(5,479,542)
	9,153,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(10,388)	(2,789,144)

Total						$1,026,110	$(3,517,584)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	75,176,000	BRL	1/2/20	BRL-CDI**	8.410%**	$5,894	$555,947
Citibank N.A.	144,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	2,347	1,076,489
Citibank N.A.	160,100,000	BRL	1/2/20	BRL-CDI**	8.410%**	5,831	1,190,704
Citibank N.A.	245,300,000	BRL	1/2/20	BRL-CDI**	8.410%**	14,517	1,903,466
Citibank N.A.	707,924,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	5,290,792
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	2,509,182

Total						$28,589	$12,526,580

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.33 Index	$11,275,000		12/20/24	5.000% quarterly	$ 866,078	$817,956	$48,122
Markit CDX.NA.IG.33 Index	261,277,000		12/20/24	1.000% quarterly	6,293,902	5,765,153	528,749

Total	$272,552,000				$7,159,980	$6,583,109	$576,871

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2019 Quarterly Report	29

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

30	Western Asset SMASh Series EC Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$572,315,561	—	$572,315,561
Collateralized Mortgage Obligations	—	416,388,329	—	416,388,329
Corporate Bonds & Notes	—	300,042,857	—	300,042,857
Senior Loans:
Consumer Discretionary	—	63,507,335	$6,712,636	70,219,971
Financials	—	52,057,372	2,496,852	54,554,224
Other Senior Loans	—	169,820,779	—	169,820,779
Asset-Backed Securities	—	97,486,052	—	97,486,052
U.S. Government & Agency Obligations	—	89,228,467	—	89,228,467
Purchased Options:
Exchange-Traded Purchased Options	$953,459	—	—	953,459
OTC Purchased Options	—	202	—	202

Total Long-Term Investments	953,459	1,760,846,954	9,209,488	1,771,009,901

Short-Term Investments†:
U.S. Government Agencies	—	319,466,510	—	319,466,510
Overnight Deposits	—	40,497,171	—	40,497,171

Total Short-Term Investments	—	359,963,681	—	359,963,681

Total Investments	$953,459	$2,120,810,635	$9,209,488	$2,130,973,582

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$18,979,965	—	—	$18,979,965
Forward Foreign Currency Contracts	—	$12,687,438	—	12,687,438
Centrally Cleared Interest Rate Swaps	—	4,751,102	—	4,751,102
OTC Interest Rate Swaps‡	—	12,555,169	—	12,555,169
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	576,871	—	576,871

Total Other Financial Instruments	$18,979,965	$30,570,580	—	$49,550,545

Total	$19,933,424	$2,151,381,215	$9,209,488	$2,180,524,127

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$139,848	—	—	$139,848
Futures Contracts	10,080,236	—	—	10,080,236
Forward Foreign Currency Contracts	—	$10,990,399	—	10,990,399
Centrally Cleared Interest Rate Swaps	—	8,268,686	—	8,268,686

Total	$10,220,084	$19,259,085	—	$29,479,169

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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